Fees Summary	Apr. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,317,350
Previously Paid Amount	0.00
Total Fee Amount	16,889.59
Total Offset Amount	0.00
Net Fee	16,889.59
Narrative - Max Aggregate Offering Price	$ 110,317,350
Final Prospectus	true